BANK LOAN	12 Months Ended
Dec. 31, 2023
BANK LOAN
BANK LOAN

12 Bank loans

The bank loans as of December 31,2022 and 2023 are set out below:

2022
Bank loans	Currency	Period	Interest	Third party guarantee	Collateral/ Related party/ Directors' personal guarantee	Carrying amount (S$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	2,462,254
						2,462,254

2023
Bank loans	Currency	Period	Interest	Third party guarantee	Directors' personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	1,275,625	966,895
						1,275,625	966,895

December 31, 2022 (All amounts in S$)
Bank loans	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
Secured fixed rate bank loans	2,462,254	1,184,823	755,831	521,600	-	-	-
December 31, 2023 (All amounts in S$)
Bank loans	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	1,275,625	754,025	521,600	-	-	-	-

December 31, 2023 (All amounts in US$)
Bank loans	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	966,895	571,533	395,362	-	-	-	-